SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2015
SHAREHOLDERS' EQUITY [Abstract]
Summary of Fair Value Weighted Average Assumptions
	Six months ended June 30,
	2015	2014

	Unaudited

Risk free interest	1.20%	1.16%
Dividend yields	0%	0%
Volatility	54%	63%
Expected life (in years)	4	4

Schedule of Stock Option Activity
	Number of options (in thousands)	Weighted Average exercise Price (per share)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (1)

	Unaudited

Outstanding at December 31, 2014	1,889	$6.53	3.97	$8,148
Granted	269	12.9
Exercised	(268)	(2.55)
Forfeited	(29)	(9.1)

Outstanding at June 30, 2015	1,861	$7.99	4.09	$9,592

Exercisable at June 30, 2015	862	$5.17	2.79	$6,823

Vested and expected to vest at June 30, 2015	1,772	$7.86	4.03	$9,359

(1)
Calculation of aggregate intrinsic value for options outstanding and exercisable as of June 30, 2015 is based on the share price of the Company's ordinary shares as of June 30, 2015 which was $13.07 per share.

Schedule of Stock-Based Compensation Expense
	Six months ended June 30,
	2015	2014

	Unaudited

Research and development	$221	$191
Selling and marketing	446	298
General and administrative	304	188

Total stock-based compensation expense	$971	$677